Schedule H, Line 4i – Schedule of Assets (Held at End of Year) (Details) - EBP 006	12 Months Ended
Dec. 31, 2025 USD ($) shares
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	87-0189025
Plan number	006
Investments, current value	$ 2,053,982,162
Notes receivable from participants	$ 26,179,163
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	9.50%
Investment, Identifier [Axis]: Common collective trusts | FIDELITY INVESTMENTS
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	$ 63,537,533
Investment, Identifier [Axis]: Common collective trusts | FIDELITY INVESTMENTS | MANAGED INCOME PORTFOLIO II CL 2 (346 units)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, at fair value (in shares) | shares	346
Investments, current value	$ 346
Investment, Identifier [Axis]: Common collective trusts | FIDELITY INVESTMENTS | MANAGED INCOME PORTFOLIO II CL 4 (63,537,187 units)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, at fair value (in shares) | shares	63,537,187
Investments, current value	$ 63,537,187
Investment, Identifier [Axis]: Common collective trusts | Lifecycle and Other
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	$ 943,894,926
Investment, Identifier [Axis]: Common collective trusts | Lifecycle and Other | FIDELITY INVESTMENTS | FIAM CORE PLUS CL J (2,170,833 shares)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, at fair value (in shares) | shares	2,170,833
Investments, current value	$ 53,619,565
Investment, Identifier [Axis]: Common collective trusts | Lifecycle and Other | FIDELITY INVESTMENTS | FID CONTRA POOL CL A (3,819,429 shares)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, at fair value (in shares) | shares	3,819,429
Investments, current value	$ 212,589,415
Investment, Identifier [Axis]: Common collective trusts | Lifecycle and Other | JANUS HENDERSON | ENTERPRISE III (4,086,389 shares)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, at fair value (in shares) | shares	4,086,389
Investments, current value	$ 58,937,171
Investment, Identifier [Axis]: Common collective trusts | Lifecycle and Other | VANGUARD | TARGET RETIREMENT 2020 (494,689 shares)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, at fair value (in shares) | shares	494,689
Investments, current value	$ 26,030,545
Investment, Identifier [Axis]: Common collective trusts | Lifecycle and Other | VANGUARD | TARGET RETIREMENT 2025 (800,397 shares)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, at fair value (in shares) | shares	800,397
Investments, current value	$ 45,366,529
Investment, Identifier [Axis]: Common collective trusts | Lifecycle and Other | VANGUARD | TARGET RETIREMENT 2030 (1,521,146 shares)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, at fair value (in shares) | shares	1,521,146
Investments, current value	$ 90,371,282
Investment, Identifier [Axis]: Common collective trusts | Lifecycle and Other | VANGUARD | TARGET RETIREMENT 2035 (1,309,682 shares)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, at fair value (in shares) | shares	1,309,682
Investments, current value	$ 83,138,632
Investment, Identifier [Axis]: Common collective trusts | Lifecycle and Other | VANGUARD | TARGET RETIREMENT 2040 (1,591,867 shares)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, at fair value (in shares) | shares	1,591,867
Investments, current value	$ 109,456,756
Investment, Identifier [Axis]: Common collective trusts | Lifecycle and Other | VANGUARD | TARGET RETIREMENT 2045 (1,297,558 shares)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, at fair value (in shares) | shares	1,297,558
Investments, current value	$ 94,111,850
Investment, Identifier [Axis]: Common collective trusts | Lifecycle and Other | VANGUARD | TARGET RETIREMENT 2050 (1,163,711 shares)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, at fair value (in shares) | shares	1,163,711
Investments, current value	$ 87,103,745
Investment, Identifier [Axis]: Common collective trusts | Lifecycle and Other | VANGUARD | TARGET RETIREMENT 2055 (390,682 shares)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, at fair value (in shares) | shares	390,682
Investments, current value	$ 39,169,805
Investment, Identifier [Axis]: Common collective trusts | Lifecycle and Other | VANGUARD | TARGET RETIREMENT 2060 (303,048 shares)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, at fair value (in shares) | shares	303,048
Investments, current value	$ 23,983,214
Investment, Identifier [Axis]: Common collective trusts | Lifecycle and Other | VANGUARD | TARGET RETIREMENT 2065 (202,054 shares)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, at fair value (in shares) | shares	202,054
Investments, current value	$ 9,844,052
Investment, Identifier [Axis]: Common collective trusts | Lifecycle and Other | VANGUARD | TARGET RETIREMENT INC (203,001 shares)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, at fair value (in shares) | shares	203,001
Investments, current value	$ 10,172,365
Investment, Identifier [Axis]: Registered investment companies | Domestic
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	$ 590,192,370
Investment, Identifier [Axis]: Registered investment companies | Domestic | ALLSPRING | SPECIAL SMALL CAP VALUE IS (378,145 shares)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, at fair value (in shares) | shares	378,145
Investments, current value	$ 13,688,852
Investment, Identifier [Axis]: Registered investment companies | Domestic | AMERICAN BEACON | LG CAP VAL R6 (1,707,207 shares)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, at fair value (in shares) | shares	1,707,207
Investments, current value	$ 45,958,021
Investment, Identifier [Axis]: Registered investment companies | Domestic | FIDELITY INVESTMENTS | 500 INDEX INSTITUTIONAL (1,083,854 shares)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, at fair value (in shares) | shares	1,083,854
Investments, current value	$ 257,653,684
Investment, Identifier [Axis]: Registered investment companies | Domestic | FIDELITY INVESTMENTS | BALANCED K (1,235,878 shares)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, at fair value (in shares) | shares	1,235,878
Investments, current value	$ 39,721,112
Investment, Identifier [Axis]: Registered investment companies | Domestic | FIDELITY INVESTMENTS | FIMM GOVT INST (65,401,367 shares)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, at fair value (in shares) | shares	65,401,367
Investments, current value	$ 65,401,367
Investment, Identifier [Axis]: Registered investment companies | Domestic | FIDELITY INVESTMENTS | SMALL CAP GR K6 (1,262,315 shares)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, at fair value (in shares) | shares	1,262,315
Investments, current value	$ 24,387,921
Investment, Identifier [Axis]: Registered investment companies | Domestic | FIDELITY INVESTMENTS | U.S. BOND INDEX (2,924,873 shares)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, at fair value (in shares) | shares	2,924,873
Investments, current value	$ 30,886,663
Investment, Identifier [Axis]: Registered investment companies | Domestic | VANGUARD | MID CAP INDEX INSTITUTIONAL (623,368 shares)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, at fair value (in shares) | shares	623,368
Investments, current value	$ 49,482,984
Investment, Identifier [Axis]: Registered investment companies | Domestic | VANGUARD | SELECTED VALUE (1,103,314 shares)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, at fair value (in shares) | shares	1,103,314
Investments, current value	$ 29,259,880
Investment, Identifier [Axis]: Registered investment companies | Domestic | VANGUARD | SMALL CAP INDEX INSTITUTIONAL (273,118 shares)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, at fair value (in shares) | shares	273,118
Investments, current value	$ 33,751,886
Investment, Identifier [Axis]: Registered investment companies | International
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	$ 89,457,712
Investment, Identifier [Axis]: Registered investment companies | International | AMERICAN FUNDS | EUROPACIFIC GROWTH R6 (198,283 shares)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, at fair value (in shares) | shares	198,283
Investments, current value	$ 12,011,958
Investment, Identifier [Axis]: Registered investment companies | International | DFA EMRG MKT CORE EQ | DFA EMRG MKT CORE EQ (568,248 shares)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, at fair value (in shares) | shares	568,248
Investments, current value	$ 16,524,663
Investment, Identifier [Axis]: Registered investment companies | International | FIDELITY INVESTMENTS | INTERNATIONAL INDEX (1,001,992 shares)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, at fair value (in shares) | shares	1,001,992
Investments, current value	$ 60,921,091
Investment, Identifier [Axis]: ZIONS BANCORPORATION, N.A. | COMMON STOCK (6,265,968 shares)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, at fair value (in shares) | shares	6,265,968
Investments, cost of assets	$ 248,652,300
Investments, current value	366,899,621
Common collective trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	1,007,432,459
Registered investment companies
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	$ 679,650,082